Major commitments and contingencies (Details 1) - 12 months ended Dec. 31, 2015 CAD in Millions, $ in Millions	CAD	USD ($)
Other Commitments [Member]
Long-term Purchase Commitment [Line Items]
Aggregate commitment costs | CAD	CAD 1,475
Business Acquisition Commitments Infrastructure Improvements And Other [Member]
Long-term Purchase Commitment [Line Items]
Aggregate commitment costs | CAD	48
Business Acquisition Commitments Infrastructure Improvements And Other [Member] | USD
Long-term Purchase Commitment [Line Items]
Aggregate commitment costs		$ 35
Positive Train Control Commitment [Member]
Long-term Purchase Commitment [Line Items]
Aggregate commitment costs | CAD	CAD 1,400
Positive Train Control Commitment [Member] | USD
Long-term Purchase Commitment [Line Items]
Aggregate commitment costs		1,000
Revised aggregate commitment costs		1,200
Implementation costs spent to date		$ 200